Performance B.6.3 Deferred tax (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning of period	$ 56,000,000	$ (34,000,000)
Deferred tax assets	141,000,000	204,000,000	$ 180,000,000
Deferred tax liabilities	140,000,000	148,000,000	214,000,000
Transfers to Assets Held for Sale	(165,000,000)	48,000,000
(Charge)/credit to income statement		52,000,000
Charge to Other Comprehensive Income	(1,000,000)	(1,000,000)
Reclassification from other accounts	96,000,000
Exchange differences	14,000,000	(11,000,000)
End of period	1,000,000	56,000,000
Deductible temporary differences	6,263,000,000	5,696,000,000
Unrecognized tax losses	5,623,000,000	5,535,000,000
Temporary differences associated with investments in subsidiaries, branches and associates and interests in joint arrangements for which deferred tax liabilities have not been recognised	672,000,000
Deferred tax assets, intragroup dividends	26,000,000	25,000,000	26,000,000
Luxembourg
Reconciliation of changes in deferred tax liability (asset) [abstract]
Unrecognized tax losses	5,108,000,000	5,197,000,000
Colombia
Reconciliation of changes in deferred tax liability (asset) [abstract]
Unrecognized tax losses	479,000,000	222,000,000
Sweden
Reconciliation of changes in deferred tax liability (asset) [abstract]
Unrecognized tax losses	16,000,000	16,000,000
Panama
Reconciliation of changes in deferred tax liability (asset) [abstract]
Unrecognized tax losses	12,000,000	0
The Netherlands
Reconciliation of changes in deferred tax liability (asset) [abstract]
Unrecognized tax losses	3,000,000	4,000,000
Bolivia
Reconciliation of changes in deferred tax liability (asset) [abstract]
Unrecognized tax losses	3,000,000	2,000,000
Curacao
Reconciliation of changes in deferred tax liability (asset) [abstract]
Unrecognized tax losses	1,000,000	94,000,000
United Kingdom
Reconciliation of changes in deferred tax liability (asset) [abstract]
Unrecognized tax losses	1,000,000	0
Offset
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	11,000,000	31,000,000	235,000,000
Deferred tax liabilities	11,000,000	31,000,000	235,000,000
Fixed assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning of period	(44,000,000)	(130,000,000)
Transfers to Assets Held for Sale	(92,000,000)	57,000,000
(Charge)/credit to income statement		29,000,000
Charge to Other Comprehensive Income	0	0
Reclassification from other accounts	96,000,000
Exchange differences	7,000,000	0
End of period	(33,000,000)	(44,000,000)
Deductible temporary differences	122,000,000	90,000,000
Fixed assets | Before Offset
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	88,000,000	109,000,000	97,000,000
Deferred tax liabilities	121,000,000	153,000,000	227,000,000
Unused tax losses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning of period	22,000,000	156,000,000
Transfers to Assets Held for Sale	(24,000,000)	0
(Charge)/credit to income statement		(131,000,000)
Charge to Other Comprehensive Income	0	0
Reclassification from other accounts	0
Exchange differences	2,000,000	(3,000,000)
End of period	0	22,000,000
Deductible temporary differences	5,623,000,000	5,535,000,000
Unused tax losses | Before Offset
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	0	22,000,000	156,000,000
Deferred tax liabilities	0	0	0
Unremitted earnings
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning of period	(25,000,000)	(26,000,000)
Deferred tax liabilities	0	640,000,000	725,000,000
Transfers to Assets Held for Sale	(2,000,000)	0
(Charge)/credit to income statement		1,000,000
Charge to Other Comprehensive Income	0	0
Reclassification from other accounts	0
Exchange differences	1,000,000	0
End of period	(26,000,000)	(25,000,000)
Unremitted earnings | Before Offset
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	0	0	0
Deferred tax liabilities	26,000,000	25,000,000	26,000,000
Other
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning of period	103,000,000	(34,000,000)
Transfers to Assets Held for Sale	(47,000,000)	(9,000,000)
(Charge)/credit to income statement		153,000,000
Charge to Other Comprehensive Income	(1,000,000)	(1,000,000)
Reclassification from other accounts	0
Exchange differences	4,000,000	(8,000,000)
End of period	60,000,000	103,000,000
Deductible temporary differences	518,000,000	71,000,000
Other | Before Offset
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	64,000,000	104,000,000	162,000,000
Deferred tax liabilities	4,000,000	1,000,000	$ 196,000,000
Less than 1 year
Reconciliation of changes in deferred tax liability (asset) [abstract]
Unrecognized tax losses	1,000,000	0
1 to 5 years
Reconciliation of changes in deferred tax liability (asset) [abstract]
Unrecognized tax losses	15,000,000	3,000,000
After five years
Reconciliation of changes in deferred tax liability (asset) [abstract]
Unrecognized tax losses	1,612,000,000	1,598,000,000
No expiry
Reconciliation of changes in deferred tax liability (asset) [abstract]
Unrecognized tax losses	$ 3,995,000,000	$ 3,934,000,000